Label	Element	Value
Restricted cash (Note 3)	us-gaap_RestrictedCashAndCashEquivalentsAtCarryingValue	$ 0
Restricted cash (Note 3)	us-gaap_RestrictedCashAndCashEquivalentsAtCarryingValue	0
Restricted cash (Note 3)	us-gaap_RestrictedCashAndCashEquivalentsAtCarryingValue	$ 9,000,000